Summary of significant accounting and reporting policies - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 19, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about intangible assets [line items]
Public equity offering proceeds, net of transaction costs paid		$ 14,898	$ 23,569	$ 0
Period of the maintenance		1 year
Revenue from development contracts where no related incremental costs were identified		$ 1,321	3,684	2,636
Equity		$ 4,148	$ 8,860	$ (1,248)	$ 25,115
Licenses
Disclosure of detailed information about intangible assets [line items]
Life used to compute amortization in the case of perpetual licenses		5 years
Bottom of range | Capitalised development expenditure
Disclosure of detailed information about intangible assets [line items]
Life used to compute amortization in the case of perpetual licenses		3 years
Top of range | Capitalised development expenditure
Disclosure of detailed information about intangible assets [line items]
Life used to compute amortization in the case of perpetual licenses		5 years
Major ordinary share transactions [member]
Disclosure of detailed information about intangible assets [line items]
Public equity offering proceeds, net of transaction costs paid	$ 20,900